OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jan. 03, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities	OTHER NON-CURRENT LIABILITIES:

	January 3, 2021	December 29, 2019

Employee benefit obligation - Statutory severance and pre-notice (a)	$19,889	$27,767
Employee benefit obligation - Defined contribution plan (b)	3,736	3,633
Provisions (c)	12,240	10,790
	$35,865	$42,190

Disclosure of net defined benefit liability	Statutory severance and pre-notice obligations:

	2020	2019

Obligation, beginning of fiscal year	$27,767	$22,075
Service cost	16,785	14,226
Interest cost	7,305	6,798
Actuarial (gain) loss(1)	(12,142)	1,296
Foreign exchange gain	(253)	(584)
Benefits paid	(19,573)	(16,044)
Obligation, end of fiscal year	$19,889	$27,767
(1) The actuarial gain in fiscal 2020 is due to reductions in headcount and changes in the actuarial assumptions used to determine the statutory severance obligations.

Disclosure of other provisions
The following table presents the provisions for decommissioning and site restoration costs of the Company:

Total

Balance, December 29, 2019	$10,790
Changes in estimates made during the fiscal year	1,208
Accretion of interest	242
Balance, January 3, 2021	$12,240